Debt - Other Debt - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014
Debt Instrument [Line Items]
Contractual Maturity		Mar. 31, 2017
Long-term debt liability	$ 3,756,120,000	$ 4,682,149,000	$ 4,661,697,000
State Industrial Revenue Bonds [Member]
Debt Instrument [Line Items]
Other debt	$ 33,000,000	$ 33,000,000	$ 12,000,000
Taxable Demand Revenue Bonds [Member]
Debt Instrument [Line Items]
Contractual Maturity	Jan. 01, 2030	Jan. 01, 2030
Amount withdrawn from Taxable Demand Revenue Bonds	$ 22,000,000	$ 22,000,000
Long term asset	$ 22,000,000	$ 22,000,000
Interest Rate	6.25%	6.25%
Long-term debt liability	$ 22,000,000	$ 22,000,000
Taxable Demand Revenue Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Proceeds from Taxable Demand Revenue Bonds	$ 40,000,000	$ 40,000,000